RELATED PARTY TRANSACTIONS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 1, 2020, Globis SPAC LLC purchased 2,875,000 shares of the Company’s common stock for an aggregate price of $25,000. On December 7, 2020, the Company sold an additional 172,500 shares of the Company’s common stocks to Up and Up for an aggregate price of $1,500, resulting in a total of 3,047,500 shares of common stock being sold to the Sponsors (the “Founder Shares”) and being issued and outstanding, of which an aggregate of up to 397,500 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsors would own approximately 21% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option on December 15, 2020, no Founder Shares are currently subject to forfeiture.

The Sponsors agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the date of the consummation of a Business Combination or the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on December 15, 2020 the effective date of the Initial Public Offering, to pay an affiliate of Globis SPAC LLC a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the period from August 21, 2020 (inception) through December 31, 2020, the Company incurred $5,000 in fees for these services, of which amount is included in accrued expenses in the accompanying balance sheet.

Advances from Related Party

As of December 2, 2020, the Sponsor advanced the Company $50,000 to fund certain offering cost in connection with the Initial Public Offering. The outstanding balance under these advances was repaid upon the closing of the Initial Public Offering on December 15, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, the notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant. Such warrants would be identical to the Private Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 1, 2020, Globis SPAC LLC purchased 2,875,000 shares of the Company’s common stock for an aggregate price of $25,000. On December 7, 2020, the Company sold an additional 172,500 shares of the Company’s common stocks to Up and Up for an aggregate price of $1,500, resulting in a total of 3,047,500 shares of common stock being sold to the Sponsors (the “Founder Shares”) and being issued and outstanding, of which an aggregate of up to 397,500 shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsors would own approximately 21% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option on December 15, 2020, no Founder Shares are currently subject to forfeiture.

The Sponsors agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the date of the consummation of a Business Combination or the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company entered into an agreement, commencing on December 15, 2020 the effective date of the Initial Public Offering, to pay an affiliate of Globis SPAC LLC a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2021, the Company incurred $30,000 and $90,000, respectively, in fees for these services. At September 30, 2021, $5,000 is reflected in accrued expenses related to this agreement.

Advances from Related Party

As of December 2, 2020, the Sponsor advanced the Company $50,000 to fund certain offering costs in connection with the Initial Public Offering. The outstanding balance under these advances was repaid upon the closing of the Initial Public Offering on December 15, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion.

On January 11, 2021, the Company issued the Note to the Lender, which provides for borrowings from time to time of up to an aggregate of $1,000,000. The Note bears no interest and is due and payable upon the date on which the Company consummates its initial Business Combination. On various dates during the nine months ended September 30, 2021, the Company drew a total of $700,000 under the Note in accordance with the Working Capital Loans.

On April 28, 2021, the Note was amended to terminate the option for the Lender to convert the amount outstanding under the Note into Private Warrants.

On July 19, 2021, the Note was amended to increase the principal amount of the Note to $2,000,000.

On October 13, 2021, the Note was amended to increase the principal amount of the Note to $3,000,000.